Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Bretton Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bretton Fund
Average Annual Return, Percent	10.71%	16.40%	11.92%
Bretton Fund | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	13.65%